Expense Example - Investor A Shares and Institutional Shares - iShares MSCI Total International Index Fund	Apr. 29, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	133
Expense Example, with Redemption, 5 Years	233
Expense Example, with Redemption, 10 Years	528
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	$ 205